Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-based Compensation [Abstract]
Schedule of Total Share-Based Compensation Expense Related to Equity-Based Awards
	Six months ended June 30,
	2025	2024

Cost of revenues	138	-
Research and development expenses	$31	$104
Marketing, general and administrative expenses	101	229
Total share-based compensation	$270	$333